Changes in the main accounting policies and disclosures	12 Months Ended
Dec. 31, 2022
Changes In Main Accounting Policies And Disclosures
Changes in the main accounting policies and disclosures

5	Changes in the main accounting policies and disclosures
(a)	New standards and amendments – applicable as of January 1, 2022 or thereafter

There were some new standards and amendments effective for annual periods commencing on January 1, 2022. The adoption of these new standards and amendments did not have a material impact on the Company’s financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective and does not expect that the adoption of such issued but not early adopted standard, interpretation or amendment will have a material impact on the Company’s financial statements.

(b)	Critical estimates, assumptions and judgments

The preparation of the Company’s consolidated financial statements requires the use of estimates, assumptions and judgments that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures, and the disclosure of contingent liabilities at the date of the consolidated financial statements. Critical estimates, assumptions and judgments, by definition, will seldom equal the actual results and are continually evaluated to reflect changing expectations about future events. Management also needs to exercise judgment in applying the Company’s accounting policies.

This note provides an overview of the areas that involve a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong due to their uncertainty. Detailed information about each of these estimates, assumptions and judgments is included in other notes together with information about the basis of calculation for each affected item in the financial statements.

The critical accounting estimates, assumptions and judgments applied by the Company in the preparation of these financial statements are as follows:

• estimation of current and deferred income taxes – note 11

• estimation of fair value of financial instruments – note 14

• estimation of impairment of trade accounts receivables – note 17

•	estimation of the net realizable value of inventories – note 18

• estimation of quantification of mineral reserves and resources for useful life calculation – note 22

• estimation of asset retirement and environmental obligations – note 27

• estimation of provisions for legal claims – note 28

• estimation of contractual obligations – note 29

• estimation of impairment of long-lived assets – note 31

Estimates, assumptions and judgments are continuously evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.

Among others, the Company has considered the effects of the Environmental, Social and Governance (“ESG”) commitments when making its critical estimates, assumptions and judgments based on the long-term ESG commitments announced by NEXA on October 6, 2022. Events and changes in circumstances arising after December 31, 2022 will be reflected in management’s estimates for future periods.

Ukraine war impacts on NEXA´s financial statements and operations

The invasion of Ukraine by Russia, the resulting conflict, and retaliatory measures by the global community have created global security concerns and economic uncertainty, including the possibility of expanded regional or global conflict, which have had, and are likely to continue to have, adverse impacts around the globe. Potential ramifications include disruption of the supply chain, which may impact production, investment, and demand for the Company’s products, higher and more volatile prices for oil and gas, volatility in commodity prices, and disruption of global financial markets, further exacerbating overall macroeconomic trends including inflation and rising interest rates. As of the date of issuance of these consolidated financial statements, we have not identified any material impacts on the Company´s operations, financial condition, or cash flows related to this war. However, NEXA cannot predict any future impact that this war could have on its business and operations and continues to closely monitor the developments related to it.

Peruvian political instability impact on the Company’s consolidated financial statements and operations

As of the date of the issuance of these consolidated financial statements, there have been no identified impacts on the Company´s operations, financial condition, or cash flows that could be related to this political situation. However, the Company cannot predict any future impact that this situation could have on its business and operations and continues to closely monitor the developments related to it, mainly considering that the Peruvian mining sector, as well as other economic sectors have been affected in some ways, such as logistics and personnel transport.